Organization and principal activities (Tables)	12 Months Ended
Dec. 31, 2013
Organization and principal activities [Abstract]
Schedule of Major Subsidiaries and Variable Interest Entities Ownership

As of December 31, 2013, the Company's major subsidiaries and VIE are as follows:

Name	Date of incorporation	Place of incorporation	Percentage of direct or indirect economic ownership
Wholly owned subsidiaries of the Company:
China Classified Network Corporation ("CCNC BVI")	January 5, 2010	British Virgin Islands	100%
China Classified Information Corporation Limited ("CCIC HK")	January 18, 2010	Hong Kong	100%
Beijing ChengshiWanglin Information Technology Co., Ltd. ("Wanglin" or "WFOE")	March 8, 2010	PRC	100%
58 Tongcheng Information Technology Co., Ltd. ("58 Technology")	March 15, 2012	PRC	100%

VIE
Beijing 58 Information Technology Co., Ltd. ("Beijing 58")	December 12, 2005	PRC	100%

Schedule of Financial Statement Amounts and Balances for Variable Interest Entities

The following financial statement amounts and balances of the Group's VIE and VIE's subsidiaries were included in the accompanying consolidated financial statements as of and for the three years ended December 31, 2011, 2012 and 2013:

	As of December 31,
	2011	2012	2013
	US$	US$	US$
Cash and cash equivalents	3,447	2,077	4,741
Short-term investments	3,174	13,841	14,762
Accounts receivable	2,675	467	1,622
Amounts due from related parties	726	2,152	73
Prepayments and other current assets	6,904	2,234	5,766
Property and equipment, net	5,603	4,529	2,362
Long-term prepayments	1,716	769	674
Total assets	24,245	26,069	30,000
Accounts payable	19,706	307	1,123
Deferred revenues	15,399	27,751	42,942
Customer advances and deposits	3,813	4,710	5,670
Taxes payable	936	1,872	1,751
Salary and welfare payable	6,646	7,165	8,471
Inter-company payable	66,314	61,486	40,565
Accrued expenses and other current liabilities	1,076	1,090	2,181
Total liabilities	113,890	104,381	102,703

	For the Year Ended December 31,
	2011	2012	2013
	US$	US$	US$
Revenue	41,325	68,867	72,427
Net income/(loss)	(74,246)	10,032	8,473
Net cash (used in)/provided by operating activities	(51,243)	(22,792)	4,116
Net cash used in investing activities	(10,343)	(12,674)	(1,555)
Net cash provided by financing activities	63,101	34,111	-